Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investment [Abstract]
Schedule of Long-Term Investment

Long-term investment, consisted of the following:

	As of December 31,
	2025	2024
Investment accounted for under fair value option:
Investment in Tongxin Innovation Limited	$3,325,000	$-
Total long-term investment	$3,325,000	$-

Schedule of Group’s Long-Term Investment

The following table sets forth the changes in the Group’s long-term investment:

Amount
Balance at December 31, 2024	$-
Investments made	7,097,000
Fair value change on long-term investment	(3,772,000)
Balance at December 31, 2025	$3,325,000

Schedule of Fair Value Measurement of Investment

The following table presents the quantitative information about the significant unobservable inputs used in the Level 3 fair value measurement of the investment in Tongxin as of December 31, 2025:

	Fair Value as of December 31, 2025	Valuation Technique	Significant Unobservable Inputs	Value
Equity investment accounted for using fair value option	3,325,000	Discounted cash flow method	Weighted average cost of capital (“WACC”)	2.5%
			Discount for lack of marketability (“DLOM”)	16.0%
			Perpetual growth rate	15.7%